Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements)
	12 Months Ended
	Mar. 31, 2012 Cash Flow Hedging USD ($)	Mar. 31, 2012 Cash Flow Hedging JPY (¥)	Mar. 31, 2011 Cash Flow Hedging USD ($)	Mar. 31, 2011 Cash Flow Hedging JPY (¥)	Mar. 31, 2010 Cash Flow Hedging JPY (¥)	Mar. 31, 2012 Cash Flow Hedging Interest Expense USD ($)	Mar. 31, 2012 Cash Flow Hedging Interest Expense JPY (¥)	Mar. 31, 2011 Cash Flow Hedging Interest Expense JPY (¥)	Mar. 31, 2010 Cash Flow Hedging Interest Expense JPY (¥)	Mar. 31, 2011 Fair Value Hedging Interest Expense JPY (¥)	Mar. 31, 2010 Fair Value Hedging Interest Expense JPY (¥)	Mar. 31, 2011 Fair Value Hedging Interest and Dividend Income JPY (¥)	Mar. 31, 2010 Fair Value Hedging Interest and Dividend Income JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	$ (439,000)	¥ (36,000,000)		¥ (138,000,000)	¥ (878,000,000)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)						(622,000)	(51,000,000)	(127,000,000)	(94,000,000)
Gain or (loss) recognized in income on derivative (ineffective portion)
Gain or (loss) recognized in income on derivative												68,000,000	173,000,000
Gain or (loss) recognized in income on hedged item										¥ (90,000,000)	¥ (273,000,000)